Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Lease right-of-use assets	€ 226	€ 300
Property and equipment	188	247
Goodwill	1,201	1,137
Intangible assets	48	84
Long term investments	1,635	1,215
Restricted cash and other non-current assets	68	75
Finance lease receivables	74	0
Deferred tax assets	186	28
Non-current assets	3,626	3,086
Current assets
Trade and other receivables	771	858
Income tax receivable	28	20
Short term investments	2,667	1,100
Cash and cash equivalents	4,781	3,114
Other current assets	132	168
Current assets	8,379	5,260
Total assets	12,005	8,346
Equity
Share capital	0	0
Other paid in capital	6,124	5,155
Treasury shares	(262)	(262)
Other reserves	2,707	1,812
Accumulated deficit	(3,044)	(4,182)
Equity attributable to owners of the parent	5,525	2,523
Non-current liabilities
Exchangeable Notes	1,539	1,203
Lease liabilities	462	493
Accrued expenses and other liabilities	5	26
Provisions	3	3
Deferred tax liabilities	21	8
Non-current liabilities	2,030	1,733
Current liabilities
Trade and other payables	1,342	978
Income tax payable	33	12
Deferred revenue	683	622
Accrued expenses and other liabilities	2,347	2,440
Provisions	25	21
Derivative liabilities	20	17
Current liabilities	4,450	4,090
Total liabilities	6,480	5,823
Total equity and liabilities	€ 12,005	€ 8,346